Subsequent events (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of distribution remuneration to shareholders

	Date of approval	Date of record	Amount per common and preferred share	Amount
Interim dividends	08.08.2024	08.21.2024	0.0258	333
Interim interest on capital	08.08.2024	08.21.2024	0.0735	947
Total anticipated dividends			0.0993	1,280
Intermediate dividends by use of a portion of profit retention reserve	08.08.2024	08.21.2024	0.0882	1,137
Total distribution to shareholders			0.1875	2,417